Hartford High Yield ETF Performance Management - Hartford High Yield ETF	Apr. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST PERFORMANCE.
Performance Narrative [Text Block]	The performance information below provides some indication of the risks of investing in the Fund.Keep in mind that past performance (before and after taxes), as shown for the Predecessor Fund (as defined below), does not indicate future results. Updated performance information is available at hartfordfunds.com. Prior to commencing operations, the Fund expects to acquire all eligible assets and liabilities of The Hartford High Yield Fund (the “Predecessor Fund”), which operates as a mutual fund, and adopt the accounting and performance history of Class F of the Predecessor Fund (the “Conversion”). It is currently contemplated that the Conversion will occur on or about October 16, 2026 (“Conversion Date”). The returns shown for the periods ended on or prior to the Conversion Date are those of Class F of the Predecessor Fund, which commenced operations on February 28, 2017, and returns prior to February 28, 2017, reflect the returns of the Predecessor Fund’s Class I shares. The performance of the Predecessor Fund has not been adjusted to reflect the estimated fees and expenses that will be incurred by the Fund. The Predecessor Fund was a mutual fund, and the average annual total returns as shown below are based on NAV per share, and are not based on market prices for an ETF share as traded on an exchange. The Fund has the same investment objective and principal investment strategy as the Predecessor Fund. Prior to March 31, 2026, the Predecessor Fund pursued a modified investment strategy. The Fund’s performance prior to the Conversion Date may have been different if the Predecessor Fund operated as an ETF, the Fund’s fees and expenses were reflected prior to the Conversion Date, and the Fund’s current principal investment strategy had been in effect. The Predecessor Fund’s performance reflects fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.The bar chart shows the performance of Class F shares of the Predecessor Fund for each calendar year for the last 10 years (performance prior to February 28, 2017, reflects the performance of the Predecessor Fund’s Class I shares) and shows how the Predecessor Fund’s total return has varied from year to year.
Performance Past Does Not Indicate Future [Text]	Keep in mind that past performance (before and after taxes), as shown for the Predecessor Fund (as defined below), does not indicate future results.
Performance Information Illustrates Variability of Returns [Text]	The performance information below provides some indication of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table below shows returns for the Predecessor Fund’s Class F shares over time compared to those of two indices. The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.
Bar Chart [Heading]	Total returns by calendar year
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter EndedBest Quarter Return10.17%June 30, 2020Worst Quarter Return-12.43%March 31, 2020Theyear-to-datereturn of Class F of the Predecessor Fund as ofJune 30, 2026was1.52%.
Performance Table Heading	Average Annual Total Returns.
Performance Table Narrative	The table below shows returns for the Predecessor Fund’s Class F shares over time compared to those of two indices. The Bloomberg US Corporate High Yield Bond Index serves as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy. The Bloomberg US Aggregate Bond Index serves as the Fund’s regulatory index and provides a broad measure of market performance.After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.Updated performance information is available by visiting our website at hartfordfunds.com.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss from the sale of Fund shares to offset other taxable gains.
Average Annual Return, Caption [Optional Text]	Average annual total returns for periods ending December 31, 2025
Performance Availability Website Address [Text]	hartfordfunds.com
Hartford High Yield ETF
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date
Bar Chart, Year to Date Return	1.52%
Bar Chart, Year to Date Return, Date	Jun. 30, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	10.17%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(12.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020